REAL ESTATE INVESTMENTS, NET - Dispositions (Q3) (Details)								3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 20, 2021 USD ($) lease	Feb. 12, 2021 USD ($) ft²	Jan. 29, 2021 USD ($) ft²	Jan. 07, 2021 USD ($) ft²	Sep. 16, 2020 USD ($) lease	Aug. 27, 2020 USD ($) lease	Aug. 03, 2020 USD ($) lease	Sep. 30, 2021 USD ($) ft² lease	Sep. 30, 2020 USD ($) lease	Sep. 30, 2021 USD ($) ft² lease	Sep. 30, 2020 USD ($) lease	Dec. 31, 2020 USD ($) ft²	Dec. 31, 2019 USD ($)	Jul. 07, 2021 USD ($)
Real Estate [Line Items]
Rentable Square Feet | ft²								2,200,000		2,200,000		118,651
Contract Sale Price												$ 31,096,403
Gain on sale of real estate investments								$ 4,242,771	$ 1,693,642	$ 4,532,413	$ 1,693,642	$ 4,139,749	$ 0
24 Hour Fitness Adjustment
Real Estate [Line Items]
Gain on sale of real estate investments										$ 115,133
Retail
Real Estate [Line Items]
Rentable Square Feet | lease									113,376		113,376
Contract Sale Price									$ 15,943,462		$ 15,943,462
Gain on sale of real estate investments											$ 1,693,642
Retail | Chevron Gas Station, Roseville property
Real Estate [Line Items]
Rentable Square Feet | ft²				3,300
Contract Sale Price				$ 4,050,000
Gain on sale of real estate investments				$ 228,769
Retail | EcoThrift
Real Estate [Line Items]
Rentable Square Feet | ft²			38,536
Contract Sale Price			$ 5,375,300
Gain on sale of real estate investments			$ 51,415
Retail | Chevron Gas Station, San Jose property
Real Estate [Line Items]
Rentable Square Feet | ft²		1,060
Contract Sale Price		$ 4,288,888
Gain on sale of real estate investments		$ 9,458
Retail | Rite Aid
Real Estate [Line Items]
Rentable Square Feet							70,960					17,272
Contract Sale Price							$ 7,250,000					$ 7,250,000
Gain on sale of real estate investments							$ (422)					$ (422)
Retail | Walgreens
Real Estate [Line Items]
Rentable Square Feet						15,120						15,120
Contract Sale Price						$ 5,538,462						$ 5,538,462
Gain on sale of real estate investments						$ 1,306,768						$ 1,306,768
Retail | Island Pacific
Real Estate [Line Items]
Rentable Square Feet | lease					27,296
Contract Sale Price					$ 3,155,000
Gain on sale of real estate investments					$ 387,296
Industrial | Dana
Real Estate [Line Items]
Rentable Square Feet | lease	45,465
Contract Sale Price														$ 10,000,000
Gain on sale of real estate investments	$ 4,127,638
Retail And Industrial
Real Estate [Line Items]
Rentable Square Feet | lease								88,361		88,361
Contract Sale Price								$ 23,714,188		$ 23,714,188
Gain on sale of real estate investments										$ 4,417,280